Subsequent Events - Additional Information (Detail) $ in Thousands, ¥ in Millions						1 Months Ended
	Apr. 30, 2018 CNY (¥)	May 25, 2017 CNY (¥)	Jun. 20, 2016	Jun. 16, 2016	Apr. 06, 2016 CNY (¥)	Feb. 28, 2018 USD ($)	Jan. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	May 25, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 06, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from short-term borrowing										$ 4,577			$ 7,816
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Subsequent Event
Subsequent Event [Line Items]
Minority interest ownership percentage acquired by parent							8.30%
Payment to acquire minority interest							$ 3,595
Minority interest ownership percentage by parent							91.70%
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Subsequent Event [Line Items]
Maturity period of loans			10 years	10 years
Carrying value of the pledged property										36,563
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou") | Subsequent Event
Subsequent Event [Line Items]
Payment for termination of previous sale of subsidiary						$ 8,450
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfaith China")
Subsequent Event [Line Items]
Maturity period of loans		12 months			12 months
Proceeds from short-term borrowing		¥ 25			¥ 20						$ 3,843			$ 2,881
Annual interest rate		5.22%			5.22%						5.22%			5.22%
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfaith China") | Subsequent Event
Subsequent Event [Line Items]
Maturity period of loans	12 months
Proceeds from short-term borrowing	¥ 25							$ 3,843
Annual interest rate	6.09%							6.09%
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Subsequent Event [Line Items]
Proceeds from short-term borrowing									¥ 25	3,842		¥ 20	2,880
Carrying value of the pledged property										$ 3,621			$ 3,486